Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidated Balance Sheets [Abstract]
Receivables, allowance	$ 22,345	$ 21,748	$ 20,517
Ordinary shares, par value	$ 1.00	$ 1.00	$ 1.00
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued	5,000,000	5,000,000	5,000,000
Ordinary shares, shares outstanding	5,000,000	5,000,000	5,000,000